SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - schedule of earnings per share) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings/(loss) per share, basic and diluted
Net loss	$ (5,035,000)	$ (3,529,000)	$ 1,086,000
Common Class A [Member]
Earnings/(loss) per share, basic and diluted
Net loss	$ (1,641)	$ (1,150)	$ 326
Weighted Average Number of Shares Outstanding, Basic	399,283	399,283	354,054
Weighted Average Number of Shares Outstanding, Diluted	399,283	399,283	354,054
Earnings Per Share, Basic	$ (4.11)	$ (2.88)	$ 0.92
Earnings Per Share, Diluted	$ (4.11)	$ (2.88)	$ 0.92
Common Class B [Member]
Earnings/(loss) per share, basic and diluted
Net loss	$ (3,394)	$ (2,379)	$ 760
Weighted Average Number of Shares Outstanding, Basic	825,750	825,750	825,750
Weighted Average Number of Shares Outstanding, Diluted	825,750	825,750	825,750
Earnings Per Share, Basic	$ (4.11)	$ (2.88)	$ 0.92
Earnings Per Share, Diluted	$ (4.11)	$ (2.88)	$ 0.92